TABLE OF CONTENTS

   USAA Family of Funds                                               1
   Message from the President                                         2
   Investment Review                                                  4
   Message from the Manager                                           5
   Financial Information:
      Statement of Assets and Liabilities                             7
      Portfolio of Investments in Securities                          8
      Notes to Portfolio of Investments in Securities                 9
      Statement of Operations                                        10
      Statements of Changes in Net Assets                            11
      Notes to Financial Statements                                  12
=======================================================================

                                Important Information

Through our ongoing efforts to reduce expenses and respond to shareholder requests, your annual and semiannual report mailings are "streamlined." One copy of each report is sent to each address, rather than to every registered owner. For many shareholders and their families, this eliminates duplicate copies, saving paper and postage costs to the Fund.

If you are the primary shareholder on at least one account, prefer not to participate in streamlining, and would like to continue receiving one report per registered account owner, you may request this in writing to:

                  USAA Investment Management Company
                  Attn: Report Mail
                  9800 Fredericksburg Road
                  San Antonio, TX 78284-8916

or phone a Mutual Fund Representative at 1-800-531-8448 during business hours.

This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the USAA Treasury Money Market Trust, managed by USAA Investment Management Company (IMCO). It may be used as sales literature only when preceded or accompanied by a current prospectus which gives further details about the Fund.

USAA with the eagle is registered in the U.S. Patent & Trademark Office. (copyright)1997, USAA. All rights reserved.



USAA Family of Funds Performance Summary

If you own only one or two USAA funds, you may not be aware of the performance of our other funds. This summary is a snapshot of the performance of all 33 funds by investment objective as of December 31, 1996.

                                                               Average Annual Total Return*
           Investment                   Inception                                                Since
            Objective                     Date         1 yr         5 yrs        10 yrs        Inception

========================================================================================================
  Capital Appreciation
  Aggressive Growth                     10/19/81       16.47        11.45         13.12           -
  Emerging Markets(1)                    11/7/94       16.59         -             -              4.84
  Gold(1)                                8/15/84        0.00         6.57           .93           -
  Growth                                  4/5/71       17.80        13.69         13.24           -
  Growth & Income                         6/1/93       23.04         -             -             16.24
  International(1)                       7/11/88       19.15        13.09          -             10.60
  S&P 500 Index(4)                        5/1/96        -            -             -             16.83+
  World Growth(1)                        10/1/92       19.08         -             -             13.66

  Asset Allocation
  Balanced Strategy                       9/1/95       13.45         -             -             12.49
  Cornerstone Strategy(1)                8/15/84       17.87        12.69         10.70           -
  Growth and Tax Strategy(2)**           1/11/89       11.12         9.64          -              9.97
  Growth Strategy(1)                      9/1/95       22.13         -             -             21.47
  Income Strategy                         9/1/95        3.00         -             -              9.72

  Income - Taxable
  GNMA                                    2/1/91        2.94         6.43          -              7.66
  Income                                  3/4/74        1.33         7.33          9.25           -
  Income Stock                            5/4/87       18.70        12.76          -             12.78
  Short-Term Bond                         6/1/93        6.31         -             -              5.60

  Income - Tax Exempt
  Long-Term(2)**                         3/19/82        4.47         6.87          7.37           -
  Intermediate-Term(2)**                 3/19/82        4.49         6.89          7.09           -
  Short-Term(2)**                        3/19/82        4.44         4.94          5.45           -
  California Bond(2)**                    8/1/89        5.39         7.29          -              7.65
  Florida Tax-Free Income(2)**           10/1/93        4.38         -             -              3.69
  New York Bond(2)**                    10/15/90        3.73         6.61          -              8.35
  Texas Tax-Free Income(2)**              8/1/94        5.25         -             -              9.44
  Virginia Bond(2)**                    10/15/90        5.06         7.09

  Money Market
  Money Market(3)                         2/2/81        5.24         4.37          5.84           -
  Tax Exempt Money Market(2,3)**          2/6/84        3.34         3.04          4.21           -
  Treasury Money Market Trust(3)          2/1/91        5.10         4.16          -              4.32
  California Money Market(2,3)**          8/1/89        3.27         2.93          -              3.64
  Florida Tax-Free Money Market(2,3)**   10/1/93        3.24         -             -              3.01
  New York Money Market(2,3)**          10/15/90        3.20         2.79          -              3.07
  Texas Tax-Free Money Market(2,3)**      8/1/94        3.25         -             -              3.32
  Virginia Money Market(2,3)**          10/15/90        3.17         2.87          -              3.20


Non-deposit investment products offered by USAA Investment Management Company are not insured by the FDIC, are not deposits or other obligations of, or guaranteed by, USAA Federal Savings Bank, and are subject to investment risks, including possible loss of the principal amount invested.

For more complete information about the mutual funds managed and dis-tributed by USAA IMCO, including charges and expenses, please call 1-800-531-8181 for a prospectus. Read it carefully before you invest.

(1) Foreign investing is subject to additional risks, which are discussed in the funds' prospectuses.

(2) Some income may be subject to state or local taxes or the federal alter-native minimum tax.

(3) An investment in a money market fund is neither insured nor guaranteed by the U.S. government and there is no assurance that any of the funds will be able to maintain a stable net asset value of $1 per share.

(4) S&P 500(registered trademark) is a trademark of The McGraw-Hill Companies, Inc., and has been licensed for use. The product is not sponsored, sold or
promoted by Standard & Poor's,   and  Standard  &  Poor's  makes  no
representation   regarding  the  advisability of investing in the product.

* Total return equals income yield plus share price change and assumes reinvestment of all dividends and capital gain distributions. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. The performance data quoted represent past performance and are not an indication of future results. Investment return and principal value of an investment will fluctuate, and an investor's shares, when redeemed, may be worth more or less than their original cost.

** IRAs are not available for tax-exempt funds. The Growth and Tax Strategy Fund is not available as an investment for your IRA because the majority of its income is tax-exempt. California, Florida, New York, Texas, and Virginia funds available to residents only.

+  Cumulative total return since inception.


                             MESSAGE FROM THE PRESIDENT

On January 29, 1995, my wife and I became grandparents. Karl Joseph Marbach was born to Alexandra, my wife's daughter, and her husband Keith Marbach. When my wife learned of the name Alexandra and Keith had chosen, she smiled. She noted that my middle names are Joseph Carl, and she said, "I think this kid's college education is secure."
                                              -- May 31,  1995  Annual  Report

In the May 31, 1995, annual report, my message centered on regular, systematic investing, and I told you I was going to practice something I had preached for many years. I introduced you to my grandson, Karl Joseph, and told you I had set up an InveStart(Registered Trademark) account for his college expenses. This is a progress report.

By the time you read this message, Karl Joseph will be 24 months old -- a good time for an update. As you might expect me to say, Karl Joseph is a very bright guy. He is one of the few people whom our wire-haired dachshund, Brunhilde, will tolerate. We have found that Bruni is a discerning judge of people! One of Karl's favorite things is watching me toss grapes and catch them in my mouth. He loves stuffed animals, swimming, and his grandmother's cooking. I'm very pleased to say that his progress is just as I expected.

I'm also pleased to let you know that his education fund is progressing well too. I opened an InveStart account for Karl on June 2, 1995, in the Income Stock Fund. The NAV then was $14.77, and at this writing it is well over $16.00. In addition to my $100 initial investment, there have now been 17 electronic transfers of $50 into the account. That totals $950, and an interesting thing has happened. The account is worth much more than $950 because, in addition to dividends and appreciation, it has attracted other money. This is a college account and a great cause. Karl is surprisingly well on his way.

There is a lesson here. Funding a college education is a challenge, but starting early with an account like this is an excellent step. It provides a place for a few extra dollars that show up on special occasions.

"Secure" may be an exaggeration, but I did decide to practice one thing I have preached for many years ... I opened an InveStart (Registered Trademark) account for Karl Joseph.
                                                 -- May 31, 1995 Annual Report

We originally intended it for young USAA members as a good way to start investing. We found, however, that many grandparents were using it as I just did.
                                                 -- May 31, 1995 Annual Report

I do practice what I preach. Systematic investing makes sense, and InveStart has an expanded lineup of available funds. I encourage you to look at your investment as you study the information in this report, and if you are not investing regularly, please consider if it may be appropriate for you.

If you have any questions about our systematic investment plans or any of our other mutual funds, please call. Your team of account representatives will be glad to assist you with any questions you may have.

Sincerely,


Michael J.C. Roth
PRESIDENT AND
VICE CHAIRMAN OF THE BOARD

[Photograph of Michael J.C. Roth, President and Vice Chairman of the Board appears here.]

A systematic plan, such as InveStart, does not assure a profit or protect against loss in declining markets. Since such a plan involves continuous investment in securities regardless of fluctuating price levels, you should consider your financial ability to continue purchases through periods of low and high price levels.

For more complete information about the mutual funds managed and distributed by USAA IMCO, including charges and expenses please call for a prospectus. Read it carefully before you invest.

The performance data quoted represents past performance and is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.


INVESTMENT REVIEW

TREASURY MONEY MARKET TRUST

OBJECTIVE: Provide investors with maximum current income while maintaining the highest degree of safety and liquidity.

TYPES OF INVESTMENTS: Securities with maturities of 397 days or less that are backed by the full faith and credit of the U.S. government and repurchase agreements collateralized by such securities.

                                                     5/31/96        11/30/96
        Net Assets................................$76.8 MILLION   $83.7 MILLION
        Net Asset Value Per Share.................   $1.00           $1.00

        Average Annual Total Returns as of 11/30/96
        May 31, 1996 to November 30, 1996...........................2.48%*
        1 Year......................................................5.08%
        5 Years.....................................................4.15%
        Since Inception on February 1, 1991.........................4.31%

*Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

The Fund's simple yield was 4.98% for the 7-day period ended November 30, 1996, and the weighted average maturity was 66 days.

[A graph is shown here which is a comparison of the 7-day yield of the USAA Treasury Money Market Trust to the IBC/Donoghue's Money Fund Averages/U.S. Treasury & Repo from 11/95 to 11/96. The vertical axis shows the yield and the horizontal axis shows the time period. The 7-day yield as of 11/26/96 for the USAA Treasury Money Market Trust is 4.94% and the 7-day yield as of 11/26/96 for the IBC/Donoghue's Money Fund Averages/U.S.Treasury & Repo is 4.64%.]

The graph tracks the Fund's 7-day yield against IBC/Donoghue's Money Fund Averages/U.S. Treasury & Repo, an average of all major treasury money market fund yields. While past performance is no guarantee of future results, the Fund appears to remain competitive in the money market industry.

Total return equals income yield plus share price change and assumes reinvest-ment of all dividends and capital gain distributions. No adjustment has been made for taxes payable by shareholders on their reinvested income dividends. An investment in this Fund is neither insured nor guaranteed by the U.S. government, and there can be no assurance that the Fund will be able to maintain a stable net asset value of $1.00 per share.

MESSAGE FROM THE MANAGER

[Photograph of Pamela K. Bledsoe appears here]

Current Market Conditions

Since the beginning of 1996, the yield on the one-year Treasury bill has fluctuated from 5.13% in January, to 5.77% in June, to 5.37% by early December. This fluctuation was motivated by economic statistics that showed an ever strengthening economy which, in turn, drove market expectations of increases in the Federal Funds rate (the rate banks charge each other for overnight borrowings). As each Federal Open Market Committee meeting came and went without a change in the Fed Funds rate, anticipation immediately shifted to the next scheduled meeting. Wall Street's anticipation that signs of inflation were lurking around every corner sustained market volatility. This behavior continued throughout the summer and into fall when economic statistics released in October indicated signs of a slowing economy.

Strategy

Since no one can consistently and accurately predict levels of interest rates, we manage the Treasury Money Market Trust to average the extremes of the market-place. We maintain 45-50% of the portfolio in repurchase agreements for liquidity. The remaining 50-55% is invested in Treasury notes and bills with maturities laddered over one year.

This maturity structure assures that we spread reinvestment risk across the money market interest rate curve and allows a continuous cash flow from maturities that can be reinvested at current levels. As of November 30, 1996, 46% of the securities in the Fund matured in less than seven days, while 37% matured in 70 days or longer.

Performance

While past performance is no guarantee of future results, the Treasury Money Market Trust's yield or return for the six months ended November 30, 1996 of 2.5% ranked 5 out of 80 treasury money market funds according to IBC/Donoghue's Money Fund Vision Report. We strive to provide a reasonable return for the minimal credit risk provided by investing in full, faith, and credit U.S. Government securities.

[A graph is shown here showing the growth of $10,000, from 2/1/91 to ll/30/96, invested in the USAA Treasury Money Market Trust. The vertical axis shows the dollar amount and the horizontal axis shows the time period. The ending value is $12,792.]

An investment in this fund is neither insured nor guaranteed by the U.S. government, and there can be no assurance that the Fund will be able to maintain a stable net asset value of $1.00 per share.

See page 8 for a complete listing of the Portfolio of Investments in Securities.

Treasury Money Market Trust


Statement of Assets and Liabilities
(In Thousands)

November 30, 1996
(Unaudited)

Assets
   Investments in securities                                                                  $  45,585
   Repurchase agreements                                                                         38,815
   Cash                                                                                             269
   Receivables:
      Capital shares sold                                                                            36
      Interest                                                                                      358
                                                                                              ---------
         Total assets                                                                            85,063
                                                                                              ---------
Liabilities
   Capital shares redeemed                                                                        1,285
   USAA Investment Management Company                                                                37
   USAA Transfer Agency Company                                                                       7
   Accounts payable and accrued expenses                                                             17
   Dividends on capital shares                                                                       22
                                                                                              ---------
         Total liabilities                                                                        1,368
                                                                                              ---------
            Net assets applicable to capital shares outstanding                               $  83,695
                                                                                              =========

Represented by:
   Paid-in capital                                                                            $  83,695
                                                                                              =========

   Capital shares outstanding, unlimited number of shares authorized,
      no par value                                                                               83,695
                                                                                              =========
   Net asset value, redemption price, and offering price per share                            $    1.00
                                                                                              =========
See accompanying notes to financial statements.



Treasury Money Market Trust
Portfolio of Investments in Securities
(In Thousands)

November 30, 1996
(Unaudited)

  Principal
   Amount                                       Security                   Value
  ---------                                     --------                   -----
                                 U.S. Treasury Bills (27.8%)
  $   1,600    4.89%, 12/12/96                                         $   1,597
      1,000    5.16%, 12/19/96                                               997
      1,500    5.23%, 12/19/96                                             1,496
      2,000    5.30%, 1/09/97                                              1,988
      3,000    5.28%, 1/16/97                                              2,979
      2,000    5.07%, 1/23/97                                              1,985
      1,500    5.11%, 2/06/97                                              1,486
      2,500    5.10%, 3/06/97                                              2,466
      1,000    5.07%, 3/13/97                                                986
      1,500    5.08%, 3/20/97                                              1,477
      2,000    5.08%, 4/10/97                                              1,963
      2,000    5.06%, 4/17/97                                              1,961
      2,000    5.07%, 5/08/97                                              1,955
                                                                        --------
               Total U.S. treasury bills (cost: $23,336)                  23,336
                                                                        --------

                                 U.S. Treasury Notes (26.6%)
      1,000    7.50%, 12/31/96                                             1,002
      1,200    7.50%, 1/31/97                                              1,205
      2,000    4.75%, 2/15/97                                              1,997
      2,000    6.88%, 2/28/97                                              2,006
      2,500    6.63%, 3/31/97                                              2,507
      2,500    6.50%, 4/30/97                                              2,510
      2,000    6.50%, 5/15/97                                              2,007
      4,000    5.63%, 6/30/97                                              4,003
      2,000    5.88%, 7/31/97                                              1,999
      1,000    6.50%, 8/15/97                                              1,006
      2,000    6.00%, 8/31/97                                              2,007
                                                                        --------
               Total U.S. treasury notes (cost: $22,249)                  22,249
                                                                        --------

               Total U.S. treasury bills and notes  (cost: $45,585)       45,585
                                                                        --------

                          Repurchase Agreements (46.4%)

  $  18,815    Chase Securities, Inc., 5.55%, acquired on
                 11/29/96 and due 12/02/96 at $18,824 (collateralized
                 by a $18,823 U.S. Treasury Note, due 11/15/97;
                 market value of $19,200)                              $  18,815
     20,000    CS/First Boston Corp., 5.60%, acquired on 11/29/96
                 and due 12/02/96 at $20,009 (collateralized by a
                 $20,085 U.S. Treasury Bill, due 3/31/97; market
                 value of $20,409)                                        20,000
                                                                        --------
               Total repurchase agreements (cost: $38,815)                38,815
                                                                        --------
               Total investments (cost: $84,400)                       $  84,400
                                                                        ========


Notes to Portfolio of Investments in Securities


Values of securities  are  determined by procedures  and practices  discussed in note 1 to the financial statements.

The cost of securities for federal income tax purposes is approximately the same as that reported in the financial statements.

The percentages shown represent the percentage of the investments to net assets.


See accompanying notes to financial statements.

Treasury Money Market Trust
Statement of Operations
(In Thousands)

Six-month period ended November 30, 1996
(Unaudited)


Net investment income:
   Interest income                                  $ 2,148
                                                    -------
   Expenses:
      Management fees                                    51
      Transfer agent's fees                              42
      Custodian's fees                                   24
      Postage                                             3
      Shareholder reporting fees                          6
      Trustees' fees                                      2
      Registration fees                                  21
      Audit fees                                         12
      Legal fees                                          3
      Other                                               1
                                                    -------
         Total expenses before reimbursement            165
      Expenses reimbursed                               (13)
                                                    -------
         Total expenses after reimbursement             152
                                                    -------

            Net investment income                   $ 1,996
                                                    =======


See accompanying notes to financial statements.

Treasury Money Market Trust
Statements of Changes in Net Assets
(In Thousands)

Six-month period ended November 30, 1996 and Year
ended May 31, 1996 (Unaudited)
                                                   11/30/96            5/31/96

From operations:
   Net investment income                           $   1,996          $   3,954
                                                    --------           --------
Distributions to shareholders from:
   Net investment income                              (1,996)            (3,954)
                                                    --------           --------
From capital share transactions:
   Proceeds from shares sold                          40,179             90,846
   Shares issued for dividends reinvested              1,874              3,694
   Cost of shares redeemed                           (35,135)           (85,639)
                                                    --------           --------
      Increase in net assets from capital share
          transactions                                 6,918              8,901
                                                    --------           --------
Net increase in net assets                             6,918              8,901
Net assets:
   Beginning of period                                76,777             67,876
                                                    --------           --------
   End of period                                   $  83,695          $  76,777
                                                    ========           ========
Change in shares outstanding:
   Shares sold                                        40,179             90,846
   Shares issued for dividends reinvested              1,874              3,694
   Shares redeemed                                   (35,135)           (85,639)
                                                    --------           --------
      Increase in shares outstanding                   6,918              8,901
                                                    ========           ========
See accompanying notes to financial statements.


Treasury Money Market Trust
Notes to Financial Statements

November 30, 1996

(Unaudited)

(1) Summary of Significant Accounting Policies
USAA INVESTMENT TRUST (the Trust), registered under the Investment Company Act of 1940, as amended, is a diversified, open-end management investment company organized as a Massachusetts business trust consisting of eleven separate funds. The information presented in this semiannual report pertains only to the Treasury Money Market Trust (the Fund). The Fund's investment objective is to provide maximum current income while maintaining the highest degree of safety and liquidity.

A. Security valuation - The value of each security is determined (as of the close of trading on the New York Stock Exchange on each business day the Exchange is open) as set forth below:

1. Pursuant to Rule 2a-7 of the Securities and Exchange Commission, securities in the Fund are stated at amortized cost which approximates market value. Repurchase agreements are valued at cost.

2. Securities which cannot be valued by the methods set forth above, and all other assets, are valued in good faith at fair value, using methods determined by the Manager under the general supervision of the Board of Trustees.

B. Federal taxes - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income or excise tax provision is required.

C. Investments in securities - As is common in the industry, security transactions are accounted for on the date the securities are purchased or sold (trade date). Interest income is recorded on the accrual basis. Discounts and premiums on securities are amortized over the life of the respective securities. Gain or loss from sales of investment securities is computed on the identified cost basis.

D. Use of estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) Lines of Credit
The Fund participates with other USAA funds in two joint short-term revolving loan agreements totaling $850 million through January 14, 1997, one with USAA Capital Corporation (CAPCO), an affiliate of the Manager ($750 million uncommitted), and one with an unaffiliated bank ($100 million committed). The purpose of the agreements is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability under these agreements, the Fund may borrow up to a maximum of 25% of its total assets, of which only 5% may be borrowed from CAPCO, at the lending institution's borrowing rate plus a markup. The Fund had no borrowings under either of these agreements during the six-month period ended November 30, 1996.

(3) Distributions
Net investment income is accrued daily as dividends and distributed to shareholders monthly. All net investment income available for distribution was distributed as of November 30, 1996. Distributions of realized gains from security transactions not offset by capital losses are made in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

(4) Investment Transactions
Purchases and sales/maturities of securities for the six-month period ended November 30, 1996 were $4,625,470,827 and $4,618,297,000, respectively.

(5) Transactions with Manager
A. Management fees - The investment policies of the Fund and management of the Fund's portfolio are carried out by USAA Investment Management Company (the Manager). The Fund's management fees are computed at .125% of its annual average net assets.

The Manager has voluntarily agreed to limit the annual expenses of the Fund to .375% of its annual average net assets.

B. Transfer agent's fees - USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services, an affiliate of the Manager, provides transfer agent services to the Fund. Shareholder accounting service fees are based on an annual charge per shareholder account plus out-of-pocket expenses.

C. Underwriting services - The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best efforts basis. The Manager receives no fee or other remuneration for such services.

(6) Repurchase Agreements
The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are secured by obligations backed by the full faith and credit of the U.S. Government. Obligations pledged as collateral are required to maintain a value equal to or in excess of the resale price of the repurchase agreement and are held by the Fund's custodian until maturity of the repurchase agreement. The Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase

(7) Financial Highlights
Per share operating performance for a share outstanding throughout each period is as follows:


                              Six-month                             Eight-month
                            Period Ended           Year Ended       Period Ended        Year Ended
                            November 30,             May 31,           May 31,         September 30,
                                1996           1996          1995       1994         1993          1992
                                ----           ----          ----       ----         ----          ----
Net asset value at
    beginning of period     $    1.00       $   1.00    $    1.00    $   1.00    $    1.00     $   1.00

Net investment income             .02            .05          .05         .02          .03          .04

Distributions from
    net investment income        (.02)          (.05)        (.05)       (.02)        (.03)        (.04)
                            ---------       --------    ---------    --------    ---------     --------

Net asset value
    at end of period        $    1.00       $   1.00    $    1.00    $   1.00    $    1.00     $   1.00
                            =========       ========    =========    ========    =========     ========
Total return (%) *               2.48           5.38         4.88        1.96         2.84         4.05

Net assets at
    end of period (000)     $  83,695       $ 76,777    $  67,876    $ 37,984    $  30,448    $  25,393

Ratio of expenses to
    average net assets (%)       .375(a)(b)     .375(b)      .375(b)     .375(a)(b)   .375(b)      .375(b)

Ratio of net investment
    income to average
    net assets (%)               4.89(a)(b)     5.23(b)      4.91(b)     2.94(a)(b)   2.81(b)      3.89(b)


  * Assumes reinvestment of all dividend income distributions during the period.

(a) Annualized. The ratio is not necessarily indicative of 12 months of operations.

(b) The information contained in the above table is based on actual expenses for the period, after giving effect to reimbursements of expenses by the Manager. Absent such reimbursements the Fund's ratios would have been:



                              Six-month                            Eight-month
                            Period Ended          Year Ended      Period Ended          Year Ended
                            November 30,            May 31,          May 31,           September 30,

                                1996           1996        1995       1994         1993          1992
                                ----           ----        ----       ----         ----          ----
Ratio of expenses to
   average net assets (%)        .41(a)          .40         .49       .62 (a)       .54           .72

Ratio of net investment
   income to average
   net assets (%)               4.86(a)         5.21        4.80      2.69 (a)      2.65          3.55
